Dividends (Details) £ / shares in Units, £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£) £ / shares
Dividends
Interim dividend announced | £	£ 241
Interim dividend per share | £ / shares	£ 2
Special dividend announced | £	£ 1,449
Special dividend per share | £ / shares	£ 12